The BeeHive ETF

Schedule of Investments

March 31, 2026 (Unaudited)

COMMON STOCKS - 92.6%	Shares	Value
Banking - 2.8%
First Citizens BancShares, Inc. - Class A	921	$1,735,772
JPMorgan Chase & Co.	10,823	3,183,694
		4,919,466

Consumer Discretionary Services - 3.1%
Restaurant Brands International, Inc.	72,745	5,375,856

Consumer Staple Products - 2.1%
Mondelez International, Inc. - Class A	64,258	3,703,831

Financial Services - 4.7%
Fidelity National Information Services, Inc.	65,084	3,053,091
Intercontinental Exchange, Inc.	32,572	5,122,924
		8,176,015

Health Care - 12.8%
Abbott Laboratories	37,353	3,835,033
Danaher Corp.	25,409	4,817,546
Elevance Health, Inc.	17,590	5,149,472
Illumina, Inc.(a)	45,260	5,578,748
Thermo Fisher Scientific, Inc.	6,309	3,101,063
		22,481,862

Industrial Products - 5.9%
Airbus SE, ADR	121,811	5,755,570
nVent Electric PLC	38,622	4,568,210
		10,323,780

Industrial Services - 2.6%
Canadian Pacific Kansas City Ltd.	47,820	3,761,521
Union Pacific Corp.	3,573	866,881
		4,628,402

Insurance - 6.9%
Aon PLC - Class A	16,390	5,290,364
Berkshire Hathaway, Inc. - Class B(a)	3,189	1,528,169
Chubb Ltd.	16,299	5,312,333
		12,130,866

Materials - 9.2%
Amcor PLC	133,805	5,318,749
Franco-Nevada Corp.	28,570	7,058,218
Linde PLC	7,546	3,741,005
		16,117,972

Media - 8.2%
Alphabet, Inc. - Class A	38,837	11,167,968

Take-Two Interactive Software, Inc.(a)	16,005	3,160,987
		14,328,955

Oil & Gas - 2.9%
Chevron Corp.	24,378	5,043,808

Real Estate - 2.5%
Prologis, Inc. - REIT	33,689	4,453,012

Retail & Wholesale - Discretionary - 5.7%
Amazon.com, Inc.(a)	48,303	10,060,066

Software & Tech Services - 10.1%
Check Point Software Technologies Ltd.(a)	27,155	3,879,092
Microsoft Corp.	25,255	9,348,643
Oracle Corp.	29,955	4,406,680
		17,634,415

Tech Hardware & Semiconductors - 13.1%
Analog Devices, Inc.	17,299	5,503,504
Apple, Inc.	28,792	7,307,122
NVIDIA Corp.	28,614	4,990,281
Texas Instruments, Inc.	26,356	5,116,754
		22,917,661

TOTAL COMMON STOCKS (Cost $101,732,176)		162,295,967

SHORT-TERM INVESTMENTS - 7.4%
Money Market Funds - 7.4%	Shares	Value
First American Government Obligations Fund - Class X, 3.53%(b)	12,954,358	12,954,358

TOTAL SHORT-TERM INVESTMENTS (Cost $12,954,358)		12,954,358

TOTAL INVESTMENTS - 100.0% (Cost $114,686,534)		$175,250,325
Other Assets in Excess of Liabilities - 0.0%(c)		24,867
TOTAL NET ASSETS - 100.0%		$175,275,192

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2026.
(c)	Does not round to 0.1% or (0.1)%, as applicable.